Cover	9 Months Ended
Sep. 30, 2022
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 5
Entity Registrant Name	ATLAS LITHIUM CORPORATION
Entity Central Index Key	0001540684
Entity Tax Identification Number	39-2078861
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Rua Bahia, 2463
Entity Address, Address Line Two	Suite 205
Entity Address, Address Line Three	Belo Horizonte
Entity Address, City or Town	Minas Gerais
Entity Address, Postal Zip Code	30.160-012, Brazil
City Area Code	55
Local Phone Number	11-3956-1109
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	433 North Camden Drive, Suite 810
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90210
City Area Code	(833)
Local Phone Number	661-7900